Derivative Financial Instruments and Hedge Accounting (Details) - Schedule of income generated by cash flow hedges amount that were reclassified from other comprehensive income to income - Cash Flow Hedge [Member] - CLP ($)
$ in Millions
12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Derivative Financial Instruments and Hedge Accounting (Details) - Schedule of income generated by cash flow hedges amount that were reclassified from other comprehensive income to income [Line Items]
Cash flow hedge net gains (losses)	$ (3,148)	$ (1,075)	$ (683)
Bond hedging derivatives [Member]
Derivative Financial Instruments and Hedge Accounting (Details) - Schedule of income generated by cash flow hedges amount that were reclassified from other comprehensive income to income [Line Items]
Cash flow hedge net gains (losses)	(3,149)	(120)
Interbank loans hedging derivatives [Member]
Derivative Financial Instruments and Hedge Accounting (Details) - Schedule of income generated by cash flow hedges amount that were reclassified from other comprehensive income to income [Line Items]
Cash flow hedge net gains (losses)	$ 1	$ (955)	$ (683)